UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06143

CREDIT SUISSE GLOBAL FIXED INCOME FUND, INC.

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

466 Lexington Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Hal Liebes, Esq.

466 Lexington Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 875-3500

Date of fiscal year-end:                     October 31st

Date of reporting period:             May 1, 2004 to July 31, 2004

Item 1:                                                          Schedule of Investments

Credit Suisse Global Fixed Income Fund

Schedule of Investments

July 31, 2004 (unaudited)

Par(1) (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS (101.7%)
Austria (0.6%)
Banks (0.6%)
$80,000	Osterreichische Kontrollbank AG, Global Government Guaranteed Notes	(AAA , Aaa)	03/22/10	1.800	$746,131
TOTAL AUSTRIA					746,131

Belgium (6.2%)
Sovereign (6.2%)
1,000	Kingdom of Belgium	(AA+ , Aa1)	09/28/05	4.750	1,236,505
1,000	Kingdom of Belgium	(AA+ , Aa1)	03/28/07	6.250	1,305,252
1,000	Kingdom of Belgium	(AA+ , Aa1)	03/28/09	3.750	1,217,423
3,000	Kingdom of Belgium	(AA+ , Aa1)	03/28/28	5.500	3,949,397
TOTAL BELGIUM					7,708,577

Brazil (0.2%)
Sovereign (0.2%)
270	Federal Republic of Brazil, Restructured Debt Bonds (Callable 10/15/04 @ $100.00)	(B+ , B2)	04/15/14	8.000	256,578
TOTAL BRAZIL					256,578

Canada (1.8%)
Forest Products, Paper (0.2%)
210	Tembec Industries, Inc., Global Company Guaranteed Notes	(BB- , Ba3)	03/15/12	7.750	210,000
Media (0.1%)
130	Thomson Corp., Global Notes	(A- , A3)	01/05/12	6.200	140,392
Oil & Gas (0.2%)
225	EnCana Corp., Yankee Bonds	(A- , Baa2)	08/15/34	6.500	228,887
Sovereign (1.3%)
180,000	Government of Canada	(AAA , Aaa)	03/23/09	1.900	1,693,224
TOTAL CANADA					2,272,503

Chile (0.2%)
Electric (0.1%)
125	Compania Nacional de Transmision Electrica SA, Global Senior Notes
		(A- , Baa1)	04/15/11	7.875	142,586
Mining (0.1%)
125	Corporacion Nacional del Cobre - Codelco, Rule 144A, Notes‡§	(A , A2)	10/15/13	5.500	126,645
TOTAL CHILE					269,231

France (9.0%)
(1.0%)
1,000	Banque Psa Finance, Series EMTN, Notes	(A- , A2)	01/30/07	4.875	1,250,328
Food (1.4%)
1,000	Carrefour SA, Series EMTN, Senior Unsubordinated Notes	(A+ , A1)	12/19/12	5.375	1,760,430
Sovereign (4.3%)
2,000	Government of France	(AAA , Aaa)	04/25/07	5.500	2,567,417
1,100	Government of France	(AAA , Aaa)	10/25/16	5.000	1,397,427
1,067	Government of France	(AAA , Aaa)	04/25/29	5.500	1,412,379
					5,377,223
Telecommunications (0.6%)
552	France Telecom SA, Series EMTN, Senior Unsubordinated Notes	(BBB+ , Baa2)	12/23/09	7.000	753,093

Par(1) (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Water (1.7%)
1,100	Suez SA, Bonds	(A- , NR)	10/13/09	5.875	1,442,451
500	Veolia Environnement, Series EMTN, Senior Notes	(BBB , Baa1)	06/27/08	5.875	649,221
					2,091,672
TOTAL FRANCE					11,232,746

Germany (10.2%)
Banks (1.0%)
150,000	Landwirtschaftliche Rentenbank, Series EMTN, Unsubordinated Notes	(AAA , Aaa)	04/25/13	1.375	1,320,585
Chemicals (0.5%)
500	Degussa AG, Senior Unsubordinated Notes	(BBB+ , Baa1)	12/10/13	5.125	606,591
Sovereign (8.7%)
1,000	Federal Republic of Germany	(AAA , Aaa)	08/18/06	4.500	1,247,722
1,000	Federal Republic of Germany	(AAA , Aaa)	01/04/07	6.000	1,292,578
2,500	Federal Republic of Germany	(AAA , Aaa)	08/17/07	4.500	3,139,159
1,400	Federal Republic of Germany	(AAA , Aaa)	01/04/12	5.000	1,796,936
2,000	Federal Republic of Germany	(AAA , Aaa)	01/04/13	4.500	2,477,037
700	Federal Republic of Germany	(AAA , Aaa)	01/04/28	5.625	937,853
					10,891,285
TOTAL GERMANY					12,818,461

Ireland (1.0%)
Banks (1.0%)
1,000	Depfa ACS Bank, Rule 144A‡
TOTAL IRELAND		(AAA , Aaa)	04/15/08	3.250	1,201,014
					1,201,014
Italy (8.9%)
Sovereign (8.9%)
3,000	Republic of Italy	(AA- , Aa2)	02/01/06	2.750	3,621,397
2,500	Republic of Italy	(AA- , Aa2)	03/01/07	4.500	3,130,012
1,000	Republic of Italy	(AA- , Aa2)	11/01/07	6.000	1,308,975
1,000	Republic of Italy	(AA- , Aa3)	05/01/09	4.500	1,254,832
190,000	Republic of Italy	(AA- , Aa2)	02/23/10	1.800	1,771,208
TOTAL ITALY					11,086,424

Japan (3.0%)
Electric (1.0%)
1,000	Tokyo Electric Power Company, Inc., Euro Notes	(AA- , Aa3)	03/27/07	5.125	1,262,199
Multi-National (1.1%)
150,000	European Investment Bank, Series EMTN	(AAA , Aaa)	09/20/07	2.125	1,408,063
Sovereign (0.9%)
50,000	Development Bank of Japan, Euro Government Guaranteed Notes	(AA- , Aa1)	12/20/06	2.875	474,843

80,000	Development Bank of Japan, Series INTL, Global Government Guaranteed Notes	(AA- , Aa1)	06/20/23	1.050	559,761
					1,034,604
TOTAL JAPAN					3,704,866

Luxembourg (0.5%)
Telecommunications (0.5%)
500	SES Global, Company Guaranteed Notes	(BBB+ , Baa2)	11/19/08	4.500	613,912
TOTAL LUXEMBOURG					613,912

Par(1) (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Malaysia (0.3)%
Oil & Gas (0.3%)
320	Petroliam Nasional Berhad, Rule 144A, Bonds‡	(A- , Baa1)	08/15/15	7.750	371,565
TOTAL MALAYSIA					371,565

Mexico (0.2%)
Sovereign (0.2%)
195	United Mexican States, Global Notes	(BBB- , Baa2)	01/14/11	8.375	223,762
60	United Mexican States, Global Notes	(BBB- , Baa2)	04/08/33	7.500	60,060
TOTAL MEXICO					283,822

Netherlands (7.4%)
Beverages (0.1%)
100	Diageo Finance BV, Global Company Guaranteed Notes	(A , A2)	04/01/11	3.875	95,421
Electric (0.9%)
1,000	Essent NV, Euro Company Guaranteed Notes	(A , A2)	06/25/13	4.500	1,178,897
Sovereign (5.5%)
1,000	Government of the Netherlands	(AAA , Aaa)	07/15/05	4.000	1,223,131
2,010	Government of the Netherlands	(AAA , Aaa)	07/15/09	3.750	2,445,814
2,500	Government of the Netherlands	(AAA , Aaa)	07/15/12	5.000	3,201,837
					6,870,782
Telecommunications (0.9%)
280	Deutsche Telekom International Finance BV, Global Company Guaranteed Notes	(BBB+ , Baa2)	06/15/30	8.250	348,832
550	Olivetti Finance NV, Series EMTN, Company Guaranteed Notes	(BBB+ , Baa2)	01/24/08	5.875	708,699
					1,057,531
TOTAL NETHERLANDS					9,202,631

Norway (1.5%)
Diversified Financials (1.3%)
180,000	Eksportfinans ASA, Global Bonds	(AA+ , Aaa)	06/21/10	1.800	1,672,599
Oil & Gas (0.2%)
105	Norsk Hydro ASA, Yankee Debentures	(A , A2)	06/15/23	7.750	126,512
45	Norsk Hydro ASA, Yankee Debentures	(A , A2)	11/15/25	7.150	51,168
					177,680
TOTAL NORWAY					1,850,279

Russia (0.5%)
Sovereign (0.5%)
720	Government of Russia, Series V, Debentures	(BB+ , Ba2)	05/14/08	3.000	633,600
TOTAL RUSSIA					633,600

South Korea (0.4%)
Banks (0.4%)
520	Korea Development Bank, Global Notes	(A- , A3)	07/20/09	4.750	520,194
TOTAL SOUTH KOREA					520,194

Spain (7.7%)
Sovereign (7.7%)
1,000	Kingdom of Spain	(AA+ , Aaa)	01/31/05	3.250	1,210,482
2,600	Kingdom of Spain	(AA+ , Aaa)	01/31/06	3.200	3,163,630
50,000	Kingdom of Spain	(AA+ , Aaa)	09/20/06	3.100	474,153
1,800	Kingdom of Spain	(AA+ , Aa2)	03/31/07	7.350	2,408,256
1,000	Kingdom of Spain	(AA+ , Aaa)	07/30/09	5.150	1,292,846
840	Kingdom of Spain	(AA+ , Aaa)	07/30/32	5.750	1,150,375
TOTAL SPAIN					9,699,742

Par(1) (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Sweden (0.6%)
Telecommunications (0.6%)
650	Vattenfall Treasury AB, Series EMTN, Company Guaranteed Notes	(A- , A3)	04/29/24	5.375	768,906
TOTAL SWEDEN					768,906

United Kingdom (0.3%)
Banks (0.3%)
400	Royal Bank of Scotland Group PLC, Series 3, Global Bonds (Callable 12/31/05 @ $100.00)	(A , A1)	11/29/49	7.816	425,072
TOTAL UNITED KINGDOM					425,072

United States (41.2%)
Aerospace & Defense (0.3%)
285	Goodrich Corp., Notes	(BBB- , Baa3)	04/15/08	7.500	316,042
130	L-3 Communications Corp., Global Company Guaranteed Notes (Callable 07/15/08 @ $103.06)	(BB- , Ba3)	07/15/13	6.125	126,750
					442,792
Asset Backed Securities (4.1%)
1,500	Aesop Funding II LLC, Series 2003-2A, Class A2#	(AAA , Aaa)	06/20/07	1.670	1,504,145
646	Capital Auto Receivables Asset Trust, Series 2002-5, Class A3B	(AAA , Aaa)	04/17/06	2.300	647,217
1,185	Carmax Auto Owner Trust, Series 2001-2, Class A4#	(AAA , Aaa)	12/15/06	3.940	1,196,880
125	CNH Equipment Trust, Series 2002-A, Class A3#	(AAA , Aaa)	07/17/06	1.630	125,291
48	Conseco Finance, Series 2000-D, Class A4	(AAA , Aaa)	12/15/25	8.170	48,137
975	DaimlerChrysler Auto Trust, Series 2004-B, Class A4	(AAA , Aaa)	10/08/09	3.710	973,324
625	Honda Auto Receivables Owner Trust, Series 2003-1, Class A4	(AAA , Aaa)	07/18/08	2.480	619,238
					5,114,232

Automobile Manufacturers (0.1%)
165	General Motors Corp., Global Debentures§	(BBB , Baa1)	07/15/33	8.375	172,981
Automobile Parts & Equipment (0.2%)
220	Collins & Aikman Products Corp., Company Guaranteed Notes§	(B- , B3)	04/15/06	11.500	218,350

Banks (0.9%)
330	Bank of America Corp., Global Senior Notes	(A+ , Aa2)	01/15/08	3.875	331,235
305	Popular N.A., Inc., Company Guaranteed Notes	(BBB+ , A3)	06/30/09	4.700	307,672
460	Wachovia Corp., Global Subordinated Notes	(A- , A1)	08/01/14	5.250	454,882
					1,093,789
Building Materials (0.3%)
330	American Standard, Inc., Company Guaranteed Notes	(BBB- , Ba2)	02/15/10	7.625	368,775
Chemicals (0.2%)
120	Huntsman Company LLC, Global Company Guaranteed Notes (Callable 10/15/07 @ $105.81)	(B , B2)	10/15/10	11.625	134,100
130	Lyondell Chemicals Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $105.25)§	(B+ , B1)	06/01/13	10.500	143,163
					277,263
Commercial Services (0.1%)
130	Iron Mountain, Inc., Company Guaranteed Notes (Callable 04/01/06 @ $104.31)	(B , B3)	04/01/13	8.625	140,238
Cosmetics/Personal Care (0.2%)
220	Procter & Gamble Co., Bonds	(AA- , Aa3)	02/01/34	5.500	211,778

Par(1) (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Diversified Financials (3.7%)
135	Capital One Bank, Subordinated Notes	(BB+ , Baa3)	06/13/13	6.500	141,262
270	Countrywide Home Loans, Inc., Global Notes	(A , A3)	12/19/07	4.250	272,158
395	FMR Corp., Rule 144A, Notes‡	(AA , Aa3)	03/01/13	4.750	385,964
185	Ford Motor Credit Co., Global Notes	(BBB- , A3)	02/01/06	6.875	194,162
225	Ford Motor Credit Co., Global Notes§	(BBB- , A3)	10/01/13	7.000	229,402
320	General Electric Capital Corp., Series MTNA, Global Notes	(AAA , Aaa)	06/15/12	6.000	342,177
275	General Motors Acceptance Corp., Series MTN, Notes	(BBB , A3)	12/10/07	4.375	272,952
160	Goldman Sachs Group, Inc., Global Bonds	(A+ , Aa3)	01/15/11	6.875	177,280
585	Household Finance Corp., Global Notes	(A , A1)	12/15/08	4.125	581,811
135	Household Finance Corp., Global Notes	(A , A1)	07/15/10	8.000	157,622
200	Lehman Brothers Holdings, Inc., Series MTNG, Global Notes	(A , A1)	11/30/10	4.375	195,163
190	MBNA America Bank, Rule 144A, Subordinated Notes‡	(BBB , Baa2)	03/15/08	6.750	209,442
970	Merrill Lynch & Company, Inc., Notes	(A+ , Aa3)	07/15/14	5.450	969,612
200	Merrill Lynch & Company, Inc., Series MTNB, Notes	(A+ , Aa3)	03/10/06	2.470	200,017
40	Morgan Stanley, Global Subordinated Notes§	(A , A1)	04/01/14	4.750	37,434
60	National Rural Utilities, Global Notes	(A , A2)	08/28/09	5.750	63,684
250	SLM Corp., Series MTNA, Notes	(A , A2)	01/15/09	4.000	247,413
					4,677,555
Electric (1.2%)
175	AES Corp., Senior Notes	(B- , B2)	06/01/09	9.500	190,750
200	American Electric Power Company, Inc., Series A, Global Notes	(BBB , Baa3)	05/15/06	6.125	210,152
100	Cincinnati Gas & Electric Co., Notes	(BBB , Baa1)	09/15/12	5.700	103,262
100	Consolidated Edison Company of New York, Debentures	(A , A1)	02/01/13	4.875	98,796
70	Constellation Energy Group, Inc., Notes	(BBB , Baa1)	04/01/07	6.350	74,723
120	Detroit Edison Co., First Mortgage Notes	(A- , A3)	08/01/14	5.400	120,912
140	Duke Energy Corp., First Mortgage Notes	(BBB+ , A3)	10/01/15	5.300	138,931
175	FirstEnergy Corp., Series C, Global Notes	(BB+ , Baa3)	11/15/31	7.375	189,684
125	FPL Group Capital, Inc., Company Guaranteed Notes	(A- , A2)	09/15/06	7.625	136,301
150	FPL Group Capital, Inc., Notes	(A- , A2)	04/11/06	3.250	150,886
70	Pacific Gas & Electric Co., First Mortgage Notes	(BBB , Baa2)	03/01/34	6.050	67,662
					1,482,059
Electronics (0.1%)
110	Fisher Scientific International, Inc., Rule 144A, Senior Subordinated Notes (Callable 08/15/09 @ $103.38)‡	(BB+ , Ba3)	08/15/14	6.750	110,413
Entertainment (0.2%)
115	AMC Entertainment, Inc., Senior Subordinated Notes (Callable 02/01/05 @ $103.17)	(CCC+ , Caa1)	02/01/11	9.500	117,875
175	Six Flags, Inc., Global Senior Notes (Callable 02/01/05 @ 104.75)§	(B- , B3)	02/01/09	9.500	171,937
					289,812
Environmental Control (0.7%)
90	Allied Waste North America, Inc., Senior Notes (Callable 04/15/09 @ $103.69)	(BB- , Ba3)	04/15/13	7.875	94,613
195	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69)	(B+ , B2)	04/15/14	7.375	187,687
175	Waste Management, Inc., Global Company Guaranteed Notes	(BBB , Baa3)	05/15/32	7.750	203,818
303	Waste Management, Inc., Senior Notes	(BBB , Baa3)	08/01/10	7.375	343,448
					829,566

Par(1) (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Food (0.8%)
170	ConAgra Foods, Inc., Notes	(BBB+ , Baa1)	09/15/05	7.500	178,350
120	ConAgra Foods, Inc., Notes	(BBB+ , Baa1)	09/15/11	6.750	132,655
105	ConAgra Foods, Inc., Notes	(BBB+ , Baa1)	09/15/30	8.250	130,186
180	Kellogg Co., Global Senior Notes	(BBB , Baa2)	06/01/08	2.875	173,952
250	Kellogg Co., Series B, Global Notes	(BBB , Baa2)	04/01/11	6.600	276,734
115	Land O’ Lakes, Inc., Global Senior Notes (Callable 11/15/06 @ $104.38)§	(B- , B3)	11/15/11	8.750	106,950
					998,827
Forest Products, Paper (0.2%)
180	Georgia-Pacific Corp., Global Company Guaranteed Notes	(BB+ , Ba2)	02/01/10	8.875	207,450
Gas (0.3%)
150	KeySpan Corp., Senior Notes	(A , A3)	11/15/30	8.000	188,698
135	Sempra Energy, Notes§	(BBB+ , Baa1)	12/01/05	6.950	141,658
					330,356
Holding Companies-Diversified (1.4%)
200,000	GE Financial Assurance Holdings, Inc., Global Notes	(A , A2)	06/20/11	1.600	1,723,047
Home Builders (0.4%)
205	D.R. Horton, Inc., Senior Notes	(BB+ , Ba1)	05/01/13	6.875	215,250
305	NVR, Inc., Senior Notes	(BB+ , Ba1)	06/15/10	5.000	294,325
					509,575
Household Products (0.1%)
115	Johnsondiversey, Inc., Series B, Global Company Guaranteed Notes (Callable 05/15/07 @ $104.81)	(B , B2)	05/15/12	9.625	127,075
Insurance (1.8%)
305	ACE INA Holdings, Inc., Notes	(BBB+ , A3)	06/15/14	5.875	312,655
720	American International Group, Inc., Global Notes#	(AAA , Aaa)	05/15/13	4.250	675,287
95	Florida Windstorm Underwriting Association, Rule 144A, Senior Notes‡	(A- , A3)	08/25/07	6.850	104,083
625	Genworth Financial, Inc., Notes	(A , A2)	06/15/14	5.750	640,491
340	MetLife, Inc., Senior Notes	(A , A2)	11/24/13	5.000	333,735
200	Nationwide Mutual Insurance Co., Rule 144A, Bonds (Callable 04/15/14 @ 100.00)‡	(A- , A2)	04/15/34	6.600	192,704
					2,258,955
Iron & Steel (0.2%)
280	AK Steel Corp., Company Guaranteed Notes (Callable 02/15/05 @ $102.65)§	(B+ , B3)	02/15/09	7.875	268,100
Lodging (0.7%)
50	Boyd Gaming Corp., Global Company Guaranteed Note (Callable 08/01/05 @ $104.63)	(BB- , Ba3)	08/01/09	9.250	55,000
165	Boyd Gaming Corp., Global Senior Subordinated Notes (Callable 04/15/07 @ $104.38)	(B+ , B1)	04/15/12	8.750	179,025
260	Caesars Entertainment, Inc., Global Senior Notes	(BB+ , Ba1)	04/15/13	7.000	272,675
250	MGM Mirage, Inc., Company Guaranteed Notes§	(BB- , Ba2)	02/01/11	8.375	268,750
115	Windsor Woodmont Black Hawk, Series B, First Mortgage Notesø	(CCC+ , NR)	03/15/05	13.000	109,537
					884,987
Media (1.5%)
75	Comcast Cable Communications Holdings, Inc., Global Company Guaranteed Notes	(BBB , Baa3)	03/15/13	8.375	89,057
200	Comcast Cable Communications, Inc., Senior Notes	(BBB , Baa3)	01/30/11	6.750	218,139
75	Cox Communications, Inc., Notes	(BBB , Baa2)	06/15/05	6.875	77,570
190	CSC Holdings, Inc., Series B, Senior Notes	(BB- , B1)	07/15/09	8.125	198,550

Par(1) (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

175	Dex Media East LLC, Global Company Guaranteed Notes (Callable 11/15/07 @ 106.06)	(B , B2)	11/15/12	12.125	208,250
155	Liberty Media Corp., Global Senior Notes#	(BBB- , Baa3)	09/17/06	3.020	157,390
170	Mediacom LLC/Capital Corp., Senior Notes (Callable 01/15/06 @ $104.75)§	(B+ , B2)	01/15/13	9.500	158,100
150	News America Holdings, Inc., Company Guaranteed Notes§	(BBB- , Baa3)	02/01/13	9.250	189,967
170	News America, Inc., Company Guaranteed Notes	(BBB- , Baa3)	11/30/28	7.625	194,218
140	PRIMEDIA, Inc., Global Company Guaranteed Notes (Callable 05/15/06 @ $104.44)	(B , B3)	05/15/11	8.875	138,250
190	Time Warner, Inc., Global Company Guaranteed Notes	(BBB+ , Baa1)	04/15/31	7.625	209,658
					1,839,149
Miscellaneous Manufacturing (0.2%)
245	Textron, Inc., Senior Notes	(A- , A3)	08/01/10	4.500	244,915
Mortgage Backed Securities (18.6%)
230	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-TOP6, Class A2	(AAA , Aaa)	10/15/36	6.460	250,777
530	Fannie Mae Global Bonds ‡‡	(AAA , Aaa)	11/15/30	6.625	594,363
725	Fannie Mae Global Notes§	(AAA , Aaa)	11/15/10	6.625	812,277
100,000	Fannie Mae Global Senior Notes	(AAA , Aaa)	10/09/07	2.125	941,430
520	Fannie Mae Global Subordinated Notes§	(AAA , Aaa)	01/02/14	5.125	513,983
1,352	Fannie Mae Pool #725248 ‡‡	(AAA , Aaa)	03/01/34	5.000	1,317,240
1,167	Fannie Mae Pool #733035 ‡‡	(AAA , Aaa)	08/01/33	4.500	1,104,286
452	Fannie Mae Pool #741351 ‡‡	(AAA , Aaa)	12/01/33	5.500	454,151
4,188	Fannie Mae Pool #743466 ‡‡	(AAA , Aaa)	10/01/33	6.000	4,301,011
438	Fannie Mae Pool #757490‡‡	(AAA , Aaa)	01/01/34	5.500	439,977
885	Fannie Mae Pool #763676 ‡‡	(AAA , Aaa)	01/01/34	5.500	889,324
1,085	Federal Home Loan Bank Global Bonds ‡‡	(AAA , Aaa)	04/15/09	3.000	1,036,534
785	Federal Home Loan Bank Global Bonds ‡‡	(AAA , Aaa)	06/18/14	5.250	800,539
4,215	FNMA TBA	(AAA , Aaa)	08/02/34	5.500	4,226,853
2,450	FNMA TBA	(AAA , Aaa)	08/02/34	6.500	2,557,187
525	Freddie Mac Global Notes ‡‡	(AAA , Aaa)	11/15/13	4.875	523,202
390	Freddie Mac Global Notes, §	(AAA , Aaa)	09/15/07	3.500	390,268
1,190	Freddie Mac Global Subordinated Notes‡‡	(AAA , Aaa)	03/21/11	5.875	1,266,360
515	J.P. Morgan Chase Commercial Mortgage Securites Corp., Series 2004-CB9, Class A1	(AAA , Aaa)	06/12/41	3.475	510,568
340	LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4	(AAA , Aaa)	03/15/36	4.367	320,264
					23,250,594
Oil & Gas (0.7%)
175	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)	(BB- , Ba3)	01/15/16	6.875	173,250
280	Giant Industries, Inc., Senior Subordinated Notes (Callable 05/15/09 @ 104.00)	(B- , B3)	05/15/14	8.000	289,100
70	Pemex Project Funding Master Trust, Rule 144A, Notes‡#	(BBB- , Baa1)	06/15/10	2.820	71,050
210	Premcor Refining Group, Inc., Company Guaranteed Notes (Callable 05/01/09 @ 103.38)	(BB- , Ba3)	05/01/14	6.750	212,625
140	SEACOR Holdings, Inc., Notes	(BBB , Baa3)	10/01/12	5.875	134,898
					880,923
Packaging & Containers (0.3%)
110	Owens-Brockway Glass Containers, Global Secured Notes (Callable 11/15/07 @ $104.38)	(BB- , B2)	11/15/12	8.750	121,550
200	Owens-Illinois, Inc., Debentures	(B , Caa1)	05/15/10	7.500	204,000
					325,550

Par(1) (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Pipelines (0.4%)
245	Dynegy Holdings, Inc., Rule 144A, Secured Notes (Callable 07/15/08 @ 105.06)‡	(B- , B3)	07/15/13	10.125	271,337
115	El Paso Corp., Global Notes§	(CCC+ , Caa1)	06/15/12	7.875	106,375
175	Williams Companies, Inc., Global Notes§	(B+ , B3)	03/15/12	8.125	192,063
					569,775
Real Estate (0.0%)
35	EOP Operating LP, Senior Notes	(BBB+ , Baa2)	02/15/05	6.625	35,777
Real Estate Investment Trust (0.1%)
115	Host Marriott LP, Global Senior Notes (Callable 11/01/08 @ $103.56)	(B+ , Ba3)	11/01/13	7.125	115,000
Retail (0.2%)
200	May Department Stores Co., Rule 144A, Notes‡§	(BBB , Baa2)	07/15/14	5.750	201,118
Semiconductors (0.1%)
175	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88)§	(B , B1)	05/15/13	7.750	150,500
Telecommunications (0.5%)
55	AT&T Wireless Services, Inc., Global Senior Notes	(BBB , Baa2)	03/01/31	8.750	68,660
260	Nextel Communications, Inc., Senior Notes (Callable 03/15/09 @ $102.98)	(BB , B2)	03/15/14	5.950	247,650
160	Sprint Capital Corp., Global Company Guaranteed Notes	(BBB- , Baa3)	03/15/32	8.750	194,450
160	Verizon Wireless Capital LLC, Global Notes	(A+ , A3)	12/15/06	5.375	167,202
					677,962
Transportation (0.1%)
125	Horizon Lines LLC, Rule 144A, Notes (Callable 11/01/08 @ $104.50)‡	(B- , B3)	11/01/12	9.000	130,313
United States Treasury Obligations (0.3%)
175	United States Treasury Bonds§	(AAA , Aaa)	02/15/31	5.375	179,293
65	United States Treasury Notes§	(AAA , Aaa)	05/15/07	3.125	65,223
115	United States Treasury Notes§	(AAA , Aaa)	07/15/09	3.625	114,695
					359,211
TOTAL UNITED STATES					51,518,762
TOTAL BONDS (Cost $121,500,099)					127,185,016

Number of Shares

COMMON STOCKS (0.0%)
United States (0.0%)
Energy - Other (0.0%)
392	Anchor Resources LLC*^	525
Food (0.0%)
16	Archibald Candy Corp.*^	400
TOTAL UNITED STATES		925
TOTAL COMMON STOCKS (Cost $2,046)		925
PREFERRED STOCK (0.2%)
United States (0.2%)
Telecommunications (0.2%)
240	Centaur Funding Corp., Series B, Rule 144A‡ (Cost $279,079)	303,000

Number of Shares		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

TOTAL UNITED STATES					303,000

SHORT-TERM INVESTMENT (3.8%)
4,776,638	State Street Navigator Prime Fund§§ (Cost $4,776,638)				4,776,638

Par(1) (000)

SHORT-TERM INVESTMENTS (3.5%)
$500	State Street Bank and Trust Co. Euro Time Deposit ‡‡‡		08/02/04	0.750	500,000
3,820	United States Treasury Bills ‡‡	(AAA , Aaa)	10/21/04	1.410	3,807,956
TOTAL SHORT-TERM INVESTMENTS (Cost $4,307,924)					4,307,956

Contracts

OPTIONS PURCHASED (0.0%)
Call Options (0.0%)
1,180	Brazilian Real, strike $3.2041, expires 10/20/04 (Cost $14,367)	8,197
TOTAL INVESTMENTS AT VALUE (109.2%) (Cost $130,880,153)		136,581,732
LIABILITIES IN EXCESS OF OTHER ASSETS (-9.2%)		(11,555,930)

NET ASSETS (100.0%)		$125,025,802

OPEN OPTION CONTRACTS WRITTEN

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
S&P 500 Put Option	75	1.3	8/13/04	$9,750

OPEN FUTURES CONTRACTS

Futures Contracts	Number of Contracts	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Bonds Futures	34	8/13/04	$3,567,781	$3,679,437	$111,656

U.S. Treasury 10 Year Notes Futures	(54)	9/21/04	$(5,958,055)	$(5,978,812)	$(20,757)
U.S. Treasury 5 Year Notes Futures	(84)	9/21/04	(9,093,873)	(9,198,000)	(104,127)
U.S. Treasury 2 Year Notes Futures	(54)	9/29/04	(11,355,509)	(11,400,750)	(45,241)
			$(26,407,437)	$(26,577,562)	$(170,125)

			$(22,839,656)	$(22,898,125)	$(58,469)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contracts	Expiration Date	Foreign Currency To Be Purchased/(Sold)		Contract Amount	Contract Value	Unrealized Gain (Loss)
Australian Dollar	10/13/04	A$	1,300,000	$889,200	$903,336	$14,136
Australian Dollar	10/13/04	A$	(680,000)	(465,120)	(472,514)	(7,394)
Canadian Dollar	10/13/04	C$	1,801,000	1,337,045	1,353,730	16,685
Canadian Dollar	10/13/04	C$	1,000,000	742,390	751,654	9,264
Swiss Franc	10/13/04	CHF	3,100,000	2,468,153	2,428,744	(39,409)
Swiss Franc	10/13/04	CHF	(3,100,000)	(2,486,325)	(2,428,744)	57,581
Swiss Franc	10/13/04	CHF	(4,700,000)	(3,769,590)	(3,682,289)	87,301
Danish Kroner	10/13/04	DKK	4,874,000	793,914	788,347	(5,567)
European Economic Unit	10/04/04		€(1,800,000)	(2,219,400)	(2,165,131)	54,269
European Economic Unit	10/04/04		€(48,646,624)	(59,348,881)	(58,514,611)	834,270
European Economic Unit	10/13/04		€(1,000,000)	(1,203,340)	(1,202,760)	580
European Economic Unit	10/13/04		€36,367,000	44,040,437	43,740,787	(299,650)
European Economic Unit	10/13/04		€1,251,000	1,530,123	1,504,653	(25,470)
European Economic Unit	10/13/04		€7,349,000	8,988,709	8,839,086	(149,623)
European Economic Unit	10/13/04		€(7,349,000)	(8,899,639)	(8,839,086)	60,553
British Pound	10/04/04		£(1,006,781)	(1,829,320)	(1,820,122)	9,198
British Pound	10/13/04		£3,538,000	6,347,172	6,391,404	44,232
British Pound	10/13/04		£940,000	1,686,360	1,698,112	11,752
British Pound	10/13/04		£(940,000)	(1,719,711)	(1,698,112)	21,599
British Pound	10/13/04		£(360,000)	(658,613)	(650,341)	8,272

Forward Foreign Currency Contracts	Expiration Date	Foreign Currency To Be Purchased/(Sold)		Contract Amount	Contract Value	Unrealized Gain (Loss)
Japanese Yen	10/04/04		¥(1,351,469,225)	(12,589,373)	(12,161,459)	427,914
Japanese Yen	10/04/04		¥(147,574,658)	(1,365,799)	(1,327,979)	37,820
Japanese Yen	10/13/04		¥130,400,000	1,203,341	1,173,971	(29,369)
Japanese Yen	10/13/04		¥2,709,200,000	25,178,438	24,390,511	(787,927)
Japanese Yen	10/13/04		¥152,000,000	1,398,537	1,368,433	(30,104)
Japanese Yen	10/13/04		¥58,000,000	533,652	522,165	(11,487)
Japanese Yen	10/13/04		¥172,000,000	1,584,086	1,548,490	(35,596)
Japanese Yen	10/13/04		¥(58,000,000)	(539,033)	(522,165)	16,868
Norwegian Krone	10/13/04	NKr	400,000	57,932	57,094	(838)
Norwegian Krone	10/13/04	NKr	808,000	117,022	115,329	(1,693)
New Zealand Dollar	10/13/04	NZ$	220,000	137,280	138,110	830
Swedish Krona	10/13/04	SKr	4,720,000	625,970	614,456	(11,514)
				$2,565,617	$2,843,100	$277,483

INVESTMENT ABBREVIATIONS

TBA = To be Announced

NR = Not Rated

(1)                        Unless otherwise indicated below, all securities are denominated in currency of the issuer’s country of origin.

†                                Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unauditied.

‡                                Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities amounted to a value of $3,678,648 or 2.9% of net assets.

#                               Variable rate obligations — The interest rate shown is the rate as of July 31, 2004.

ø                               Bond is currently in default.

*                               Non-income producing security.

^                                Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

‡‡                          Collateral segregated for futures contracts.

^^                          Collateral segregated for TBA securities.

‡‡‡                    A portion of the security is pledged as collateral for options written.

§                               Security or portion thereof is out on loan.

§§                        Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain Fund portfolio securities.

Federal Income Tax Cost – At July, 31, 2004, the identified cost for federal income tax purposes, as well as he gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from inv estments were $130,865,786, $6,636,408, $(928,661) and $5,707,747, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL FIXED INCOME FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 27, 2004